                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Prospector Partners, LLC
Address: The Webster Memorial Building
         36 Trumball Street
         Hartford, CT  06103-2404

Form 13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Gillespie
Title:   Managing Member
Phone:   (860) 560-6200

Signature, Place, and Date of Signing:

    /s/ John D. Gillespie    Hartford, CT        August 1, 2001
    _____________________    _______________     ______________
         [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:     $186,592
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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

                                                           13F Report

                                               PROSPECTOR PARTNERS, LLC (Hartford)


    ITEM 1          ITEM 2          ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------          ------        ------              ------          ------       ------          ------

                                                  FAIR
                    TITLE           CUSIP         MARKET    SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS         NUMBER        VALUE     PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
                                                  [X1000]
--------------     --------         ------        ------    -------  ------  -------- ----------- --------   ----   ------  ----


ALLEGHANY CORP
  DEL NEW COM      COMMON STOCK      017175100     5,891     29,017    SH                SOLE               29,017    0     0
ALLMERICA FINL
  CORP COM         COMMON STOCK      019754100     3,508     61,000    SH                SOLE               61,000    0     0
AMB PROPERTY CORP
  COM STK          REITS/RICS        00163T109       252      9,800    SH                SOLE                9,800    0     0
AMBAC FINANCIAL
  GROUP INC        COMMON STOCK      023139108     9,660    165,974    SH                SOLE              165,974    0     0
AMERICAN FINICAL
  HOLDINGS         COMMON STOCK      026075101       262     11,093    SH                SOLE               11,093    0     0
AMERICAN PHYSICIANS
   CAPITAL         COMMON STOCK      028884104       505     25,900    SH                SOLE               25,900    0     0
AON CORP           COMMON STOCK      037389103    14,274    407,800    SH                SOLE              407,800    0     0
ARDEN RLTY GROUP
  INC COM REIT     REITS/RICS        039793104       534     20,000    SH                SOLE               20,000    0     0
BEAR STEARNS COS
  INC USD1 COM     COMMON STOCK      073902108     4,128     70,000    SH                SOLE               70,000    0     0
BERKLEY W R CORP
  COM              COMMON STOCK      084423102     4,933    119,100    SH                SOLE              119,100    0     0
BERKSHIRE HATHAWAY
   CL A INC DE     COMMON STOCK      084670108     2,637         38    SH                SOLE                   38    0     0
BERKSHIRE HATHAWAY
  INC CLASS B      COMMON STOCK      084670207     7,092      3,084    SH                SOLE                3,084    0     0
BISYS GROUP INC
  COM              COMMON STOCK      055472104       299      5,060    SH                SOLE                5,060    0     0
BOSTON PROPERTIES
  INC              COMMON STOCK      101121101       654     16,000    SH                SOLE               16,000    0     0
BROWN & BROWN INC
  COM STK          COMMON STOCK      115236101     5,935    141,350    SH                SOLE              141,350    0     0
CARNIVAL CORP COM
  STK              COMMON STOCK      143658102     1,182     38,500    SH                SOLE               38,500    0     0
CHARLES SCHWAB
  CORP COM         OPTIONS - CALLS   808513EAC     1,024     65,000    SH     CALL       SOLE               65,000    0     0


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

CLARK/BARDES INC
  COM              COMMON STOCK      180668105     4,461    200,000    SH                SOLE              200,000    0     0
CRIIMI MAE INC
  10.875% PFD CON  PFRD STK CONV SU  226603207     1,094     68,200    SH                SOLE               68,200    0     0
CRIIMI MAE INC
  COM              COMMON STOCK      226603108       460    742,129    SH                SOLE              742,129    0     0
CT BANCSHARES
  COM STK          COMMON STOCK      207540105       445     17,000    SH                SOLE               17,000    0     0
DIME BANCORP INC
  NEW, COM         COMMON STOCK      25429Q102     3,138     84,230    SH                SOLE               84,230    0     0
DUKE REALTY CORP
  COM NEW          COMMON STOCK      264411505       562     22,600    SH                SOLE               22,600    0     0
E*TRADE GROUP INC
   COM             COMMON STOCK      269246104     1,232    191,000    SH                SOLE              191,000    0     0
EQUITY OFFICE
  PROPERTIES TRUST REITS/RICS        294741103       633     20,000    SH                SOLE               20,000    0     0
EQUITY RESIDENTIAL
   PPTYS TR        REITS/RICS        29476L107       679     12,000    SH                SOLE               12,000    0     0
FIDELITY NATL FINL
   INC COM         COMMON STOCK      316326107       560     22,800    SH                SOLE               22,800    0     0
FIRST DATA CORP
  COM              COMMON STOCK      319963104     8,363    129,960    SH                SOLE              129,960    0     0
FIRST INVS FINL
  SVCS GROUP IN    COMMON STOCK      32058A101       690    200,000    SH                SOLE              200,000    0     0
FIRST UNION CORP
  COM              COMMON STOCK      337358105       733     21,000    SH                SOLE               21,000    0     0
FIRST UNION CORP
  COM              OPTIONS - CALLS   3373580AG       454     13,000    SH     CALL       SOLE               13,000    0     0
FIRST UNION CORP
  COM              OPTIONS - CALLS   337358EAE     1,922     55,000    SH     CALL       SOLE               55,000    0     0
FIRST UNION CORP
   COM             OPTIONS - CALLS   337358OAF     2,970     85,000    SH     CALL       SOLE               85,000    0     0
GALLAGHER ARTHUR
  J & CO COM       COMMON STOCK      363576109       349     13,440    SH                SOLE               13,440    0     0
GILLETTE CO COM    COMMON STOCK      375766102     1,108     38,200    SH                SOLE               38,200    0     0
HCC INS HLDGS INC
  COM              COMMON STOCK      404132102     5,064    206,690    SH                SOLE              206,690    0     0
HELLER FINANCIAL   COMMON STOCK      423328103       712     17,800    SH                SOLE               17,800    0     0
HIGHLANDS INS
  GROUP INC COM    COMMON STOCK      431032101       125     25,800    SH                SOLE               25,800    0     0
HILB, ROGAL &
  HAMILTON CO      COMMON STOCK      431294107     2,606     59,575    SH                SOLE               59,575    0     0
HOSPITALITY PPTYS
   TR COM SH B     COMMON STOCK      44106M102       770     27,000    SH                SOLE               27,000    0     0
HUNTINGTON BANC-
  SHARES INC       COMMON STOCK      446150104       919     56,200    SH                SOLE               56,200    0     0
IMS HEALTH INC
  COM STK          COMMON STOCK      449934108     1,141     40,000    SH                SOLE               40,000    0     0
INTERACTIVE DATA
   CORP            COMMON STOCK      45840J107     1,126    125,100    SH                SOLE              125,100    0     0
INTL SPEEDWAY


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

  CORP CL A COM    COMMON STOCK      460335201     1,104     26,300    SH                SOLE               26,300    0     0
INTUIT INC COM     COMMON STOCK      461202103     3,191     79,793    SH                SOLE               79,793    0     0
J HANCOCK FINL
  COM STK          COMMON STOCK      41014S106     1,895     47,097    SH                SOLE               47,097    0     0
J.P. MORGAN CHASE
   & CO COM        COMMON STOCK      46625H100     7,265    162,904    SH                SOLE              162,904    0     0
LAFARGE CORP COM   COMMON STOCK      505862102     4,407    131,500    SH                SOLE              131,500    0     0
LEVEL 3 COMM INC
  COM              COMMON STOCK      52729N100     1,329    242,000    SH                SOLE              242,000    0     0
LIBERTY FINL CO
  INC COM          COMMON STOCK      530512102       269      8,300    SH                SOLE                8,300    0     0
LONDON PACIFIC
  GROUP LTD ADR    ADRS STOCKS       542073101       778    132,300    SH                SOLE              132,300    0     0
MACK-CALI REALTY
  CORP REIT        REITS/RICS        554489104       570     20,000    SH                SOLE               20,000    0     0
NOVA CORP GA COM   COMMON STOCK      669784100     2,516     80,000    SH                SOLE               80,000    0     0
PACIFIC CENTURY
  FINL CORP        COMMON STOCK      694058108     7,324    284,000    SH                SOLE              284,000    0     0
PARTNERRE LIMITED
  BERMUDA          COMMON STOCK      G6852T105       687     12,400    SH                SOLE               12,400    0     0
PNC FINANCIAL
  SERVICES GRP     COMMON STOCK      693475105     4,447     67,600    SH                SOLE               67,600    0     0
PORT FINANCIAL
  CORP COM STK     COMMON STOCK      734119100     1,002     49,500    SH                SOLE               49,500    0     0
PRESIDENTIAL LIFE
  CORP COM         COMMON STOCK      740884101     2,171     96,900    SH                SOLE               96,900    0     0
PROGRESSIVE CORP   COMMON STOCK      743315103     1,521     11,250    SH                SOLE               11,250    0     0
PROVIDENT FINANCIAL
   HLDGS INC       COMMON STOCK      743868101       584     25,120    SH                SOLE               25,120    0     0
PROVIDIAN FINL
  CORP COM         COMMON STOCK      74406A102     7,815    132,000    SH                SOLE              132,000    0     0
RENAISSANCE RE
  HLDGS LTD COM    COMMON STOCK      G7496G103     6,247     84,370    SH                SOLE               84,370    0     0
RESOURCE AMER INC
  CL A COM NEW     COMMON STOCK      761195205       393     30,000    SH                SOLE               30,000    0     0
UICI INC COM       COMMON STOCK      902737105     5,114    401,100    SH                SOLE              401,100    0     0
UNIONBANCAL CORP
  COM STK          COMMON STOCK      908906100     6,420    190,500    SH                SOLE              190,500    0     0
UNUMPROVIDENT
  CORP COM         COMMON STOCK      91529Y106     2,569     80,000    SH                SOLE               80,000    0     0
US BANCORP COM     COMMON STOCK      902973304     3,405    149,392    SH                SOLE              149,392    0     0
US BANCORP COM     OPTIONS - CALLS   9029734AD       342     15,000    SH     CALL       SOLE               15,000    0     0
US BANCORP COM     OPTIONS - CALLS   9029735AD       342     15,000    SH     CALL       SOLE               15,000    0     0
WADDELL & REED
  FINANCIAL INC    COMMON STOCK      930059100     3,176    100,038    SH                SOLE              100,038    0     0
WASHINGTON POST    COMMON STOCK      939640108       746      1,300    SH                SOLE                1,300    0     0
WESCO FINANCIAL
  CORP             COMMON STOCK      950817106       795      2,286    SH                SOLE                2,286    0     0
WILLIS GROUP HDLS
  LTD SHARES       COMMON STOCK      G96655108       515     29,000    SH                SOLE               29,000    0     0
XL CAPITAL LTD


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

  CL-A COM STK     COMMON STOCK      G98255105     2,313     28,186    SH                SOLE               28,186    0     0
ZENITH NATL INS
  CORP             COMMON STOCK      989390109       254      9,410    SH                SOLE                9,410    0     0

















































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